Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

Note 16 – Earnings Per Share

The following table provides reconciliations of net income to net income available to common shareholders and to net income from continuing operations available to common shareholders:

(Dollars in thousands)	2015	2014	2013
Income/(loss) from continuing operations	$97,313	$234,046	$37,821
Income/(loss) from discontinuing operations, net of tax	-	-	548
Net income/(loss)	97,313	234,046	38,369
Net income attributable to noncontrolling interest	11,434	11,527	11,465
Net income/(loss) attributable to controlling interest	85,879	222,519	26,904
Preferred stock dividends	6,200	6,200	5,838
Net income/(loss) available to common shareholders	$79,679	$216,319	$21,066

Income/(loss) from continuing operations	$97,313	$234,046	$37,821
Net income attributable to noncontrolling interest	11,434	11,527	11,465
Preferred stock dividends	6,200	6,200	5,838
Net income/(loss) from continuing operations available to common shareholders	$79,679	$216,319	$20,518

The components of Income/(loss) from continuing operations attributable to FHN as the controlling interest holder was $85.9 million, $222.5 million, and $26.4 million during the years ended December 31, 2015, 2014, and 2013, respectively.

The following table provides a reconciliation of average basic common shares to average diluted common shares:

(Shares in thousands)	2015	2014	2013
Weighted average common shares outstanding - basic	234,189	234,997	237,972
Effect of dilutive securities	2,077	1,738	1,822
Weighted average common shares outstanding - diluted	236,266	236,735	239,794

The following tables show earnings/(loss) per common and diluted share:
	2015	2014	2013
Income/(loss) per share from continuing operations available to common shareholders	$0.34	$0.92	$0.09
Income/(loss) per share available to common shareholders	0.34	0.92	0.09

Diluted income/(loss) per share from continuing operations available to common shareholders	$0.34	$0.91	$0.09
Diluted income/(loss) per share available to common shareholders	0.34	0.91	0.09

The following table presents outstanding options and other equity awards that were anti-dilutive (the exercise price was higher than the weighted-average market price for the year and/or performance measures have not been met) and excluded from the calculation of diluted earnings per share:

(Shares in thousands)	2015	2014	2013
Anti-dilutive stock options	3,559	4,570	7,879
Weighted average exercise price of anti-dilutive stock options	$24.40	$23.46	$21.95
Anti-dilutive other equity awards	98	-	15